FINANCIAL RISK MANAGEMENT - Narrative (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Marketable securities	$ 461	$ 426
Impact of 10% change in value of investments on Equity	46	43
Impact of 10% change in value of investments on Comprehensive Income	$ 46	$ 43